Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
China Contribution Plan
Employee Benefit Plans
Employer contribution under China contribution plan	$ 91.2	$ 83.2	$ 51.1